INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2025
Income Taxes [Abstract]
Schedule of Components of Income Tax Expense
The components of income tax expense include the following:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2025	2024	2025	2024
Current income tax	$33	$52	$49	$122
Deferred income tax	(3)	(5)	(30)	7
Income tax expense	$30	$47	$19	$129